PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

3.  PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2014 and 2015 were as follows:

	2014	2015
	RMB	RMB
Prepayments and deposits to vendors	2,277,055,303	5,527,802,541
Employee advances	24,041,438	453,304,997
Prepaid expenses	27,226,997	262,797,329
Receivables from financial institution	65,310,413	221,221,736
Interest receivable	39,436,993	71,558,995
Others	36,636,191	213,280,229

Total	2,469,707,335	6,749,965,827